Accounting for Certain Loans Acquired with Deteriorated Credit Quality - Schedule of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 267,151	[1]	$ 339,964	[1]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Recorded Investment	162,139	[2]	226,308	[2]
Certain loans acquired in transfer not accounted for as debt securities, carrying amount, net	158,685	[3]	219,062	[3]
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	115,863	[1]	143,998	[1]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Recorded Investment	102,987	[2]	129,905	[2]
Certain loans acquired in transfer not accounted for as debt securities, carrying amount, net	100,203	[3]	124,871	[3]
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	130,825	[1]	172,706	[1]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Recorded Investment	49,202	[2]	85,022	[2]
Certain loans acquired in transfer not accounted for as debt securities, carrying amount, net	48,557	[3]	84,541	[3]
Commercial non real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	16,697	[1]	19,539	[1]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Recorded Investment	6,361	[2]	8,179	[2]
Certain loans acquired in transfer not accounted for as debt securities, carrying amount, net	6,361	[3]	6,448	[3]
Agriculture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	1,747	[1]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Recorded Investment	1,746	[2]
Certain loans acquired in transfer not accounted for as debt securities, carrying amount, net	1,746	[3]
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,019	[1]	3,721	[1]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Recorded Investment	1,843	[2]	3,202	[2]
Certain loans acquired in transfer not accounted for as debt securities, carrying amount, net	$ 1,818	[3]	$ 3,202	[3]

[1]	Represents the legal balance of loans acquired with deteriorated credit quality.
[2]	Represents the book balance of loans acquired with deteriorated credit quality.
[3]	Represents the book balance of loans acquired with deteriorated credit quality net of the related allowance for loan losses.